Share-based payment - Summary of Options at Different Exercise Price (Detail) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Terms And Conditions Of Share Based Payment Arrangement Options At Different Exercise Price [Line Items]
Number of options	14,819,000	15,000,000	17,821,000	21,460,000
Exercise price 8.00 per share option [Member]
Disclosure Of Terms And Conditions Of Share Based Payment Arrangement Options At Different Exercise Price [Line Items]
Number of options	354,000
Exercise price 50.00 per share option [Member]
Disclosure Of Terms And Conditions Of Share Based Payment Arrangement Options At Different Exercise Price [Line Items]
Number of options	3,738,000
Exercise price 98.06 per share option [Member]
Disclosure Of Terms And Conditions Of Share Based Payment Arrangement Options At Different Exercise Price [Line Items]
Number of options	7,905,000
Exercise price 118.00 per share option [Member]
Disclosure Of Terms And Conditions Of Share Based Payment Arrangement Options At Different Exercise Price [Line Items]
Number of options	2,822,000